Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Statement) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		$ 243,000,000	$ 477,000,000	$ 561,000,000
Proceeds on disposal of fixed and intangible assets		13,000,000	6,000,000	12,000,000
Additions to fixed assets		(146,000,000)	(113,000,000)	(112,000,000)
Additions to intangible assets		(12,000,000)	(4,000,000)	(7,000,000)
Acquisitions of operations, net of cash acquired		(845,000,000)	(241,000,000)	(30,000,000)
Payments to acquire (proceeds from sale of) other investments, net of distributions received		3,000,000	(10,000,000)	(3,000,000)
Proceeds from sale of operations, net of cash disposed		44,000,000	86,000,000	20,000,000
Proceeds from intercompany investing activities		0	0	0
Repayments of intercompany investing activities		0	0	0
Additional investment in subsidiaries		0	0
Net cash (used in) provided by continuing investing activities		(943,000,000)	(276,000,000)	(120,000,000)
Proceeds from drawdown of revolving credit facility		469,000,000	0	0
Senior notes issued	$ 800,000,000	0	0	522,000,000
Debt issuance costs		(5,000,000)	(3,000,000)	(8,000,000)
Repayments of debt		(166,000,000)	(15,000,000)	(536,000,000)
Repayments of debt		0	0	(65,000,000)
Proceeds from issue of other debt		592,000,000	0	0
Repurchase of shares		(82,000,000)	(213,000,000)	0
Proceeds from issue of shares		124,000,000	134,000,000	155,000,000
Excess tax benefits from share-based payment arrangements		7,000,000	5,000,000	2,000,000
Dividends paid		(277,000,000)	(210,000,000)	(193,000,000)
Acquisition of noncontrolling interests		(5,000,000)	(4,000,000)	(4,000,000)
Dividends paid to noncontrolling interests		(16,000,000)	(17,000,000)	(10,000,000)
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash provided by (used in) financing activities		641,000,000	(323,000,000)	(137,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(59,000,000)	(122,000,000)	304,000,000
Effect of exchange rate changes on cash and cash equivalents		(44,000,000)	(39,000,000)	(8,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		635,000,000	796,000,000	500,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR		532,000,000	635,000,000	796,000,000
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(10,000,000)	(35,000,000)	4,000,000
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		0	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	0
Payments to acquire (proceeds from sale of) other investments, net of distributions received		0	0	0
Proceeds from sale of operations, net of cash disposed		0	0	0
Proceeds from intercompany investing activities		321,000,000	361,000,000	383,000,000
Repayments of intercompany investing activities		(82,000,000)	0	(347,000,000)
Additional investment in subsidiaries		0	(31,000,000)
Net cash (used in) provided by continuing investing activities		239,000,000	330,000,000	36,000,000
Proceeds from drawdown of revolving credit facility		0
Senior notes issued				0
Debt issuance costs		0	0	0
Repayments of debt		0	0	0
Repayments of debt				0
Proceeds from issue of other debt		0
Repurchase of shares		(82,000,000)	(213,000,000)
Proceeds from issue of shares		124,000,000	134,000,000	155,000,000
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		(277,000,000)	(210,000,000)	(193,000,000)
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash provided by (used in) financing activities		(235,000,000)	(289,000,000)	(38,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(6,000,000)	6,000,000	2,000,000
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		9,000,000	3,000,000	1,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR		3,000,000	9,000,000	3,000,000
Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		593,000,000	781,000,000	399,000,000
Proceeds on disposal of fixed and intangible assets		0	1,000,000	3,000,000
Additions to fixed assets		(18,000,000)	(19,000,000)	(18,000,000)
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	(237,000,000)
Payments to acquire (proceeds from sale of) other investments, net of distributions received		0	0	0
Proceeds from sale of operations, net of cash disposed		0	0	0
Proceeds from intercompany investing activities		136,000,000	120,000,000	160,000,000
Repayments of intercompany investing activities		0	(180,000,000)	(120,000,000)
Additional investment in subsidiaries		(420,000,000)	0
Net cash (used in) provided by continuing investing activities		(302,000,000)	(78,000,000)	(212,000,000)
Proceeds from drawdown of revolving credit facility		0
Senior notes issued				0
Debt issuance costs		0	0	0
Repayments of debt		(149,000,000)	0	(521,000,000)
Repayments of debt				(65,000,000)
Proceeds from issue of other debt		0
Repurchase of shares		0	0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		0	(155,000,000)	(230,000,000)
Acquisition of noncontrolling interests		0	(4,000,000)	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		181,000,000	50,000,000	1,075,000,000
Cash paid on intercompany financing activities		(323,000,000)	(595,000,000)	(443,000,000)
Net cash provided by (used in) financing activities		(291,000,000)	(704,000,000)	(184,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	(1,000,000)	3,000,000
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		2,000,000	3,000,000	0
CASH AND CASH EQUIVALENTS, END OF YEAR		2,000,000	2,000,000	3,000,000
Trinity Acquisition Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		33,000,000	181,000,000	63,000,000
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		0	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	0
Payments to acquire (proceeds from sale of) other investments, net of distributions received		0	0	0
Proceeds from sale of operations, net of cash disposed		0	0	0
Proceeds from intercompany investing activities		0	0	132,000,000
Repayments of intercompany investing activities		(746,000,000)	(4,000,000)	(442,000,000)
Additional investment in subsidiaries		(178,000,000)	0
Net cash (used in) provided by continuing investing activities		(924,000,000)	(4,000,000)	(310,000,000)
Proceeds from drawdown of revolving credit facility		469,000,000
Senior notes issued				522,000,000
Debt issuance costs		(5,000,000)	0	(8,000,000)
Repayments of debt		(16,000,000)	(15,000,000)	(15,000,000)
Repayments of debt				0
Proceeds from issue of other debt		592,000,000
Repurchase of shares		0	0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		0	(155,000,000)	(330,000,000)
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		0	0	147,000,000
Cash paid on intercompany financing activities		(149,000,000)	(7,000,000)	(69,000,000)
Net cash provided by (used in) financing activities		891,000,000	(177,000,000)	247,000,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(223,000,000)	212,000,000	662,000,000
Proceeds on disposal of fixed and intangible assets		13,000,000	6,000,000	9,000,000
Additions to fixed assets		(128,000,000)	(95,000,000)	(94,000,000)
Additions to intangible assets		(12,000,000)	(4,000,000)	(7,000,000)
Acquisitions of operations, net of cash acquired		(845,000,000)	(241,000,000)	(30,000,000)
Payments to acquire (proceeds from sale of) other investments, net of distributions received		3,000,000	(10,000,000)	(3,000,000)
Proceeds from sale of operations, net of cash disposed		44,000,000	86,000,000	257,000,000
Proceeds from intercompany investing activities		151,000,000	435,000,000	60,000,000
Repayments of intercompany investing activities		(181,000,000)	(46,000,000)	(780,000,000)
Additional investment in subsidiaries		0	0
Net cash (used in) provided by continuing investing activities		(955,000,000)	131,000,000	(588,000,000)
Proceeds from drawdown of revolving credit facility		0
Senior notes issued				0
Debt issuance costs		0	(3,000,000)	0
Repayments of debt		(1,000,000)	0	0
Repayments of debt				0
Proceeds from issue of other debt		0
Repurchase of shares		0	0
Proceeds from issue of shares		598,000,000	31,000,000	0
Excess tax benefits from share-based payment arrangements		7,000,000	5,000,000	2,000,000
Dividends paid		(150,000,000)	(352,000,000)	(7,000,000)
Acquisition of noncontrolling interests		(5,000,000)	0	(4,000,000)
Dividends paid to noncontrolling interests		(16,000,000)	(17,000,000)	(10,000,000)
Cash received on intercompany financing activities		828,000,000	180,000,000	467,000,000
Cash paid on intercompany financing activities		(136,000,000)	(314,000,000)	(223,000,000)
Net cash provided by (used in) financing activities		1,125,000,000	(470,000,000)	225,000,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(53,000,000)	(127,000,000)	299,000,000
Effect of exchange rate changes on cash and cash equivalents		(44,000,000)	(39,000,000)	(8,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		624,000,000	790,000,000	499,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR		527,000,000	624,000,000	790,000,000
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(150,000,000)	(352,000,000)	(237,000,000)
Proceeds on disposal of fixed and intangible assets		0	(1,000,000)	0
Additions to fixed assets		0	1,000,000	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	467,000,000
Payments to acquire (proceeds from sale of) other investments, net of distributions received		0	0	0
Proceeds from sale of operations, net of cash disposed		0	0	(467,000,000)
Proceeds from intercompany investing activities		(608,000,000)	(916,000,000)	(690,000,000)
Repayments of intercompany investing activities		1,009,000,000	230,000,000	1,689,000,000
Additional investment in subsidiaries		598,000,000	31,000,000
Net cash (used in) provided by continuing investing activities		999,000,000	(655,000,000)	999,000,000
Proceeds from drawdown of revolving credit facility		0
Senior notes issued				0
Debt issuance costs		0	0	0
Repayments of debt		0	0	0
Repayments of debt				0
Proceeds from issue of other debt		0
Repurchase of shares		0	0
Proceeds from issue of shares		(598,000,000)	(31,000,000)	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		150,000,000	352,000,000	237,000,000
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		(1,009,000,000)	(230,000,000)	(1,689,000,000)
Cash paid on intercompany financing activities		608,000,000	916,000,000	690,000,000
Net cash provided by (used in) financing activities		(849,000,000)	1,007,000,000	(762,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		0	0	0
Consolidation, Eliminations [Member] | Consolidation entries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(150,000,000)	(662,000,000)	(567,000,000)
Proceeds on disposal of fixed and intangible assets		0	(1,000,000)	0
Additions to fixed assets		0	1,000,000	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	237,000,000
Payments to acquire (proceeds from sale of) other investments, net of distributions received		0	0	0
Proceeds from sale of operations, net of cash disposed		0	0	(237,000,000)
Proceeds from intercompany investing activities		(608,000,000)	(916,000,000)	(735,000,000)
Repayments of intercompany investing activities		1,009,000,000	230,000,000	1,689,000,000
Additional investment in subsidiaries		598,000,000	31,000,000
Net cash (used in) provided by continuing investing activities		999,000,000	(655,000,000)	954,000,000
Proceeds from drawdown of revolving credit facility		0
Senior notes issued				0
Debt issuance costs		0	0	0
Repayments of debt		0	0	0
Repayments of debt				0
Proceeds from issue of other debt		0
Repurchase of shares		0	0
Proceeds from issue of shares		(598,000,000)	(31,000,000)	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		150,000,000	662,000,000	567,000,000
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		(1,009,000,000)	(230,000,000)	(1,689,000,000)
Cash paid on intercompany financing activities		608,000,000	916,000,000	735,000,000
Net cash provided by (used in) financing activities		(849,000,000)	1,317,000,000	(387,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		$ 0	$ 0	$ 0